Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments – at fair value: (Notes 2 and 8)
Total investments – at fair value	$ 1,246,191,579	$ 1,098,142,824
Cash	193,723	833,898
Receivables:
Employer contributions	1,465,155	1,401,599
Notes receivable from participants	18,737,912	17,625,379
Total receivables	20,203,067	19,026,978
Total assets	1,266,588,369	1,118,003,700
Liabilities:
Expense accrual	0	0
Total liabilities	0	0
Net assets available for benefits	1,266,588,369	1,118,003,700
First Horizon Corporation, common stock fund
Investments – at fair value: (Notes 2 and 8)
Total investments – at fair value	126,102,690	115,808,934
Mutual funds
Investments – at fair value: (Notes 2 and 8)
Total investments – at fair value	58,868,999	51,586,155
Stable value fund (common/collective trust)
Investments – at fair value: (Notes 2 and 8)
Total investments – at fair value	66,498,178	63,534,963
Common/collective trust funds
Investments – at fair value: (Notes 2 and 8)
Total investments – at fair value	865,973,531	758,127,555
Self directed brokerage account
Investments – at fair value: (Notes 2 and 8)
Total investments – at fair value	$ 128,748,181	$ 109,085,217